Share-based awards and other equity instruments - Stock options vested and expected to vest (Details) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€) € / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest [Abstract]
Outstanding (in shares) | shares	23,574,915
Outstanding (in EUR per share) | € / shares	€ 1.28
Outstanding, remaining contractual life (in years)	8 years
Outstanding, aggregate intrinsic value | €	€ 2,549
Currently exercisable (in shares) | shares	8,017,525
Currently exercisable (in EUR per share) | € / shares	€ 3.11
Currently exercisable, remaining contractual life (in years)	11 years
Currently exercisable, aggregate intrinsic value | €	€ 821